Annual Operating Expenses - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Smaller Companies Fund - Fidelity Japan Smaller Companies Fund	Dec. 30, 2023
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%	[1]
Total annual operating expenses	0.91%

[1]	AAdjusted to reflect current fees.